Concentrations, Risks, and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations, Risks, and Uncertainties
21.	Concentrations, Risks, and Uncertainties
The Company maintains all cash and cash equivalents with one financial institution. Financial instruments that potentially subject us to concentrations of credit risk are primarily accounts receivable and cash deposits.
For the six months ended June 30, 2021 and 2020, revenue from customers representing 10% or more of the consolidated revenue from continuing operations was $6.1 million and $5.0 million, respectively. Accounts receivable related to these customers as of June 30, 2021 and December 31, 2020 was $0.6 million and $2.0 million, respectively. Revenue from the U.S. federal government and agencies was $12.3 million and $7.9 million for the six months ended June 30, 2021 and 2020, respectively. Accounts receivable related to U.S. federal government and agencies was $2.7 million and $1.3 million as of June 30, 2021 and December 31, 2020, respectively.
The Company generally extends credit on account, without collateral. Outstanding accounts receivable balances are evaluated by management, and accounts are reserved when it is determined collection is not probable. As of June 30, 2021 and December 31, 2020, the Company evaluated the realizability of the aged accounts receivable, giving consideration to each customer’s financial history and liquidity position, credit rating and the facts and circumstances of collectability on each outstanding account, and concluded that no reserve for uncollectible account was required.

22.	Concentrations, Risks, and Uncertainties
The Company maintains all cash and cash equivalents with one financial institution. Financial instruments that potentially subject us to concentrations of credit risk are primarily accounts receivable and cash deposits.
In the years ended December 31, 2020 and 2019, revenue from customers representing 10% or more of the consolidated revenue from continuing operations was $15.6 million and $9.3 million, respectively. Accounts receivable related to these customers as of December 31, 2020 and 2019 was $2.0 million and $3.1 million, respectively. Revenue from U.S. federal government and agencies was $17.1 million and $11.7 million for the years ended December 31, 2020 and 2019, respectively. Accounts receivable related to U.S. federal government and agencies was $1.3 million and $3.3 million as of December 31, 2020 and 2019, respectively.
The Company generally extends credit on account, without collateral. Outstanding accounts receivable balances are evaluated by management and accounts are reserved when it is determined collection is not probable. In the years ended December 31, 2020 and 2019, the Company evaluated the realizability of the aged accounts receivable giving consideration of each customer’s financial history and liquidity position, credit rating and the facts and circumstances of collectability on each outstanding account.